SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS (Details) - Enpro Inc. Retirement Savings Plan [Member]	12 Months Ended
Dec. 31, 2025
SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS [Abstract]
EIN	01-0573945
PLAN NUMBER	004
PLAN NAME	ENPRO INC. RETIREMENT SAVINGS PLAN